Commitment, Contingencies and Guarantees - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loss Contingencies [Line Items]
Provision for litigation proceedings	$ 10,300	$ 8,550
Provision related to restructuring and other	33,603
Provision related to restructuring and other - accrual	$ 18,502